Share Capital (Details Textual) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions		12 Months Ended
	May 10, 2023 INR (₨) ₨ / shares	Mar. 31, 2025 INR (₨) shares ₨ / shares	Mar. 31, 2025 INR (₨) ₨ / shares $ / shares shares	Mar. 31, 2024 INR (₨) shares ₨ / shares	Mar. 31, 2024 INR (₨) shares $ / shares	Mar. 31, 2023 ₨ / shares	Mar. 31, 2025 USD ($) $ / shares shares
Details of Equity [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	₨ 8
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners | ₨	₨ 6,676
Par value per share		₨ 1	₨ 1
Number of share options exercised | shares				81,353	81,353
Number of Treasury shares outstanding | shares		2,452,260	2,452,260	289,791	289,791		2,452,260
Treasury shares		₨ 2,264	₨ 2,264	₨ 991	₨ 991		$ 27
Dr Reddys Employees Stock Option Scheme 2018 [Member]
Details of Equity [Line Items]
Treasury shares | ₨		₨ 2,264	₨ 2,264	₨ 991	₨ 991
Weighted average exercise price of share options exercised in share-based payment arrangement 2019				₨ 2,607		₨ 2,814
Weighted average share price		₨ 5,301		3,679
Number of share acquired | shares		1,168,490
Number of share value acquired | ₨		₨ 1,389
Dr Reddys Employees Stock Option Scheme 2018 [Member] | Exercise Price One [Member]
Details of Equity [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement 2019		₨ 4,212
Dr Reddys Employees Stock Option Scheme 2007 [Member]
Details of Equity [Line Items]
Par value per share | $ / shares							$ 5
Weighted average exercise price of share options exercised in share-based payment arrangement 2019 | $ / shares					₨ 2,607
Dr Reddys Employees Stock Option Scheme 2007 [Member] | Exercise Price One [Member]
Details of Equity [Line Items]
Weighted average share price | $ / shares			₨ 3,679
Dr Reddys Employees Stock Option Scheme 2007 [Member] | Exercise Price Two [Member]
Details of Equity [Line Items]
Weighted average share price | $ / shares			5,301
After Stock Split Employees Stock Option Scheme [Member]
Details of Equity [Line Items]
Weighted average share price | $ / shares			₨ 1
Prior To Stock Split Dr Reddys Employees Stock Option Scheme2018 [Member]
Details of Equity [Line Items]
Par value per share		₨ 5	₨ 5
Number of share options exercised | shares		22,077
Prior To Stock Split Dr Reddys Employees Stock Option Scheme2018 [Member] | Exercise Price One [Member]
Details of Equity [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement 2019		₨ 3,906
Prior To Stock Split Dr Reddys Employees Stock Option Scheme2018 [Member] | Exercise Price Two [Member]
Details of Equity [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement 2020		₨ 4,663
After Stock Split Dr Reddys Employees Stock Option Scheme2018 [Member]
Details of Equity [Line Items]
Number of share options exercised | shares		54,800
Weighted average exercise price of share options exercised in share-based payment arrangement 2019				521
Weighted average exercise price of share options exercised in share-based payment arrangement 2020						₨ 563
Weighted average share price				₨ 736
After Stock Split Dr Reddys Employees Stock Option Scheme2018 [Member] | Exercise Price One [Member]
Details of Equity [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement 2019		₨ 889
Weighted average share price		981
After Stock Split Dr Reddys Employees Stock Option Scheme2018 [Member] | Exercise Price Two [Member]
Details of Equity [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement 2020		933
Weighted average share price		₨ 1,060